Average Annual Total Returns - Class IS Shares - Federated Hermes International Developed Equity Fund	IS 1 Year	IS Since Inception	IS Inception Date	MSCI Europe, Australasia and Far East Index(reflects no deduction for fees, expenses or taxes) 1 Year		MSCI Europe, Australasia and Far East Index(reflects no deduction for fees, expenses or taxes) Since Inception		Morningstar Foreign Large Blend Funds Average(reflects no deduction for fees, expenses or taxes) 1 Year		Morningstar Foreign Large Blend Funds Average(reflects no deduction for fees, expenses or taxes) Since Inception
Total	14.76%	17.51%	Sep. 19, 2019	7.82%	[1]	11.80%	[1]	9.30%	[2]	13.01%	[2]

[1]	The MSCI EAFE is an equity index which captures large- and mid-cap representation across developed market countries around the world, excluding the U.S. and Canada.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.